Debt - Credit Facilities (Details) - Maximum [Member]	Dec. 31, 2016
Caesars Entertainment Resort Properties [Member]
Line of Credit Facility [Line Items]
Leverage Ratio For Line Of Credit Facility	8.00
Caesars Growth Partners, LLC [Member] | Secured Debt [Member] | Term Loan [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Line of Credit Facility [Line Items]
Leverage Ratio For Line Of Credit Facility	6.00
Caesars Growth Partners, LLC [Member] | Line of Credit [Member] | Horseshoe Baltimore Credit and FF&E Facilities [Member] | Variable Interest Entity, Primary Beneficiary [Member] | First Three Quarters [Member]
Line of Credit Facility [Line Items]
Leverage Ratio For Line Of Credit Facility	7.50
Caesars Growth Partners, LLC [Member] | Line of Credit [Member] | Horseshoe Baltimore Credit and FF&E Facilities [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Following Four Quarters [Member]
Line of Credit Facility [Line Items]
Leverage Ratio For Line Of Credit Facility	6.00
Caesars Growth Partners, LLC [Member] | Line of Credit [Member] | Horseshoe Baltimore Credit and FF&E Facilities [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Remainder of Agreement [Member]
Line of Credit Facility [Line Items]
Leverage Ratio For Line Of Credit Facility	4.75
Caesars Growth Partners, LLC [Member] | Line of Credit [Member] | Cromwell Credit Facility [Member] | Variable Interest Entity, Primary Beneficiary [Member] | First Three Quarters [Member]
Line of Credit Facility [Line Items]
Leverage Ratio For Line Of Credit Facility	5.25
Caesars Growth Partners, LLC [Member] | Line of Credit [Member] | Cromwell Credit Facility [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Following Four Quarters [Member]
Line of Credit Facility [Line Items]
Leverage Ratio For Line Of Credit Facility	5.00
Caesars Growth Partners, LLC [Member] | Line of Credit [Member] | Cromwell Credit Facility [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Remainder of Agreement [Member]
Line of Credit Facility [Line Items]
Leverage Ratio For Line Of Credit Facility	4.75